Investments (Details) - Schedule of Available-For-Sale Securities - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Schedule of Available-For-Sale Securities [Line Items]
Amortized cost, current	$ 68,755
Unrealized gain (loss), current	435
Investments in securities, available-for-sale	69,190
Amortized cost, current	27,566
Unrealized gain (loss), current	227
Investments in securities, available-for-sale	27,793
Corporate bonds [Member]
Schedule of Available-For-Sale Securities [Line Items]
Amortized cost, current	9,900
Unrealized gain (loss), current	78
Investments in securities, available-for-sale	9,978
Amortized cost, current	2,900
Unrealized gain (loss), current	30
Investments in securities, available-for-sale	2,930
Commercial paper [Member]
Schedule of Available-For-Sale Securities [Line Items]
Amortized cost, current	23,641
Unrealized gain (loss), current	199
Investments in securities, available-for-sale	23,840
U.S. treasuries [Member]
Schedule of Available-For-Sale Securities [Line Items]
Amortized cost, current	35,214
Unrealized gain (loss), current	158
Investments in securities, available-for-sale	35,372
Amortized cost, current	24,666
Unrealized gain (loss), current	197
Investments in securities, available-for-sale	$ 24,863